FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 3,292
Balance	3,464	$ 3,292
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	10,685	8,033
Exchange rate differences	11	31
Additions	2,112	1,860
Business combinations	1	830
Disposals	(2,755)	(69)
Balance	10,054	10,685
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(7,393)	(4,901)
Exchange rate differences	21	55
Additions	1,931	2,503
Disposals	2,755	66
Balance	(6,590)	(7,393)
Computers and Servers
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,702
Balance	3,141	2,702
Computers and Servers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,683	5,574
Exchange rate differences	(2)	13
Additions	2,010	1,768
Business combinations	0	346
Disposals	(852)	(18)
Balance	8,839	7,683
Computers and Servers | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(4,981)	(3,439)
Exchange rate differences	(1)	35
Additions	1,570	1,523
Disposals	852	16
Balance	(5,698)	(4,981)
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	309
Balance	176	309
Office furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,132	724
Exchange rate differences	10	14
Additions	44	15
Business combinations	1	411
Disposals	(742)	(32)
Balance	445	1,132
Office furniture and equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(823)	(380)
Exchange rate differences	24	2
Additions	164	472
Disposals	742	31
Balance	(269)	(823)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	281
Balance	147	281
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,870	1,735
Exchange rate differences	3	4
Additions	58	77
Business combinations	0	73
Disposals	(1,161)	(19)
Balance	770	1,870
Leasehold improvements | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,589)	(1,082)
Exchange rate differences	(2)	18
Additions	197	508
Disposals	1,161	19
Balance	$ (623)	$ (1,589)